MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2026-NQM9 ABS-15G

Exhibit 99.6 - Schedule 5

ALT Loan ID	Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
10228501	XXXX			XXXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	19.71	19.83	Audit reflects difference in subject property taxes per documents in the loan file.
10323379	XXXX			XXXX	Property Type	propertyValuationPage	Two to Four Unit	Single Family Detached	Audit value pulled from documents located in the loan file.